OPERATING REVENUES - Schedule of Contract Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Voyages in progress (contract assets)	$ 6,943	$ 15,651
Trade accounts receivable	7,338	11,066
Other current assets (capitalized fulfillment costs)	1,084	3,558
Total	$ 15,365	$ 30,275